Schedule of Allowance for Current Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Balance at the beginning of the period	¥ (4,216)	¥ (5,434)
Additions	(34,126)
Write-offs
Balance at the end of the period	¥ (38,342)	¥ (5,434)